Financial - risk management objectives and policies - Aging of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	$ 1,118,388	$ 1,162,157
Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	404,228	360,725
Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	601,635	139,246
Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	67,601	621,841
More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	44,924	40,345
Trade and other payables
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	358,789	288,570
Trade and other payables | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	358,789	288,570
Trade and other payables | Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Trade and other payables | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Trade and other payables | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial obligation capital
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	623,125	702,637
Financial obligation capital | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	8,437	31,034
Financial obligation capital | Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	556,750	97,409
Financial obligation capital | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	57,938	574,194
Financial obligation capital | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial obligation interest
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	68,711	108,612
Financial obligation interest | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	34,619	37,453
Financial obligation interest | Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	33,366	40,066
Financial obligation interest | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	726	31,093
Financial obligation interest | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Lease Capital
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	7,473	10,320
Lease Capital | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	1,819	3,429
Lease Capital | Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	1,196	1,515
Lease Capital | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	2,551	2,523
Lease Capital | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	1,907	2,853
Lease Interest
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	2,358	3,231
Lease Interest | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	564	239
Lease Interest | Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	555	256
Lease Interest | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	974	757
Lease Interest | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	265	1,979
Contingent consideration liability
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	57,932	48,787
Contingent consideration liability | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Contingent consideration liability | Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	9,768	0
Contingent consideration liability | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	5,412	13,274
Contingent consideration liability | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	$ 42,752	$ 35,513